PREPAID EXPENSES AND OTHER ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other assets

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Prepaid Expenses	10,889	43,158
Other receivables from third party	400,685	600,011
Prepaid expenses and other assets, net	411,574	643,169